LIABILITY RELATED TO THE DIMEX ACQUISITION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Less - current maturities	$ 428		$ 136
Liability to Dimex Systems, noncurrent portion	365		710
Liability to Dimex Systems [Member]
Debt Instrument [Line Items]
Liability to Dimex Systems	793		846
Less - current maturities	428		136
Liability to Dimex Systems, noncurrent portion	365		710
Nominal interest rate	4.00%
Loan to Dimex Systems, Loan One [Member]
Debt Instrument [Line Items]
Liability to Dimex Systems	586	[1]	527	[1]
Nominal interest rate	4.00%
Loan to Dimex Systems, Loan Two [Member]
Debt Instrument [Line Items]
Liability to Dimex Systems	$ 207	[2]	$ 319	[2]
Nominal interest rate	4.00%				8.00%
Debt instrument, maturity date	Jun. 30, 2015

[1]	Will be paid in 24 equal monthly payments commencing January, 2014 (see note 13b).
[2]	The loan originally carried a nominal interest rate of 8% and with principle and required interest payments to be made through December 2013. On December 31, 2012, the loan agreement was modified to reduce the nominal interest rate to 4% and principle and interest payments were spread out through June 2015. The Company accounted for the loan modification in accordance with ASC 470-60 Troubled Debt Restructurings by Debtors, and as a result, there was no material effect on the December 31, 2012 balance sheet and the results of operations through December 31, 2012.